Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2019	Dec. 31, 2018
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by company to the plan		$ 1	$ 1
Pension plan average pensionable earnings		3 years
New pension plan average pensionable earnings		5 years
Annual pension plan contributions		$ 61	75
Estimated annual pension plan contributions for 2019		66
Estimated annual pension plan contributions for 2020		65
Estimated annual pension plan contributions for 2021		64
Estimated annual pension plan contributions for 2022		64
Estimated annual pension plan contributions for 2023		$ 64
Percentage of assets to ascertain concentration of credit risk		10.00%
Purchase of investments payable excluded from fair value of pension plan assets		$ 5	2
Option One [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	4.00%
Option Two [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	5.00%
Option Three [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	6.00%
Corporate Bond Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		21	18
Province Of Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		504	546
Foreign Exchange Contract [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value		742	299
Gain (loss) on derivative. net		(1)	(7)
Postretirement Benefit Costs [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Charged to results of operations		48	50
Pension Costs Charged To Operations		$ 39	$ 41
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		96.00%	101.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		87.00%	93.00%